DEBT - NARRATIVE (Details)															1 Months Ended		3 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended			18 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 26, 2023 USD ($)	Oct. 19, 2023 COP ($)	Oct. 05, 2023 USD ($)	Apr. 28, 2023 USD ($)	Feb. 16, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 06, 2022 USD ($)	Aug. 16, 2021 USD ($) ft²	Jul. 07, 2021 USD ($) ft²	May 21, 2021 USD ($)	Jan. 22, 2021 USD ($)	Oct. 31, 2023	Mar. 31, 2021 USD ($) property	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 15, 2022	Dec. 31, 2019	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021	Dec. 19, 2024 USD ($)	Aug. 30, 2024	Aug. 25, 2024	May 27, 2024 USD ($)	May 27, 2024 COP ($)	Aug. 30, 2023 USD ($)	Aug. 30, 2023 COP ($)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 COP ($)	Mar. 01, 2023	Oct. 31, 2022	Jun. 30, 2022	Mar. 14, 2022	Jan. 31, 2022 USD ($)	Jan. 19, 2022 COP ($)	Jan. 22, 2021 COP ($)	Jan. 06, 2021 USD ($)	Jan. 06, 2021 COP ($)
Disclosure of detailed information about financial instruments [line items]
Total number of buildings operating properties | Integer																					30
Borrowings																					$ 267,216,692	$ 271,344,270
Bridge loan borrowings																					0	6,540,992
Accrued financing costs and debt issuance costs, net																					(1,330,893)	(1,490,035)
Unborrowed amount percentage																			1.50%	0.50%				1.00%
Payments for debt issue costs																					0	814,661
Restricted cash																									$ 1,700,000
Other borrowings																					$ 38,000,000
Peru
Disclosure of detailed information about financial instruments [line items]
Payments for debt issue costs				$ 10,292,677
IFC secured credit facility
Disclosure of detailed information about financial instruments [line items]
Gain of debt faclity																							$ 351,503
IFC secured credit facility | Latam logistic lima sur
Disclosure of detailed information about financial instruments [line items]
Borrowings													$ 53,000,000
Tranche one | IFC secured credit facility
Disclosure of detailed information about financial instruments [line items]
Borrowings													27,100,000
Balloon payment													$ 6,865,611
Date of end of reporting period													Jul. 15, 2028
Tranche two | IFC secured credit facility
Disclosure of detailed information about financial instruments [line items]
Borrowings													$ 25,900,000
Balloon payment													$ 6,475,000
Date of end of reporting period													Jul. 15, 2030
Disbursed amount													$ 15,607,323
Banco BAC San José, S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount																$ 10,000,000.0
Total number of buildings operating properties | property																2
Expiration date																fifteen
Borrowings, interest rate						8.12%										5.00%																		8.12%
Borrowings								$ 2,868,155
Impairment loss recognised in profit or loss								586
Gain of debt faclity								$ 121,038
Secured loans	$ 46,600,000
BAC Credomatic, S.A | LIBOR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate												4.23%				4.23%
BAC Credomatic, S.A | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																																		3.78%	3.78%	6.00%
BAC Credomatic, S.A | U.S. Prime Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																							1.10%
Banco BAC San Jos?, S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 45,500,000											$ 1,000,000.0
Borrowings, interest rate												60.00%
Area of land | ft²												829,898
Debt term												10 years
Interest rate amortization profile												15 years
Amortization grace period															30 months
Borrowings																							$ 1,000,000.0
Bancolombia, S.A. ("Bancolombia")
Disclosure of detailed information about financial instruments [line items]
Debt term									14 years					15 years
Borrowings														$ 12,800,000																										$ 44,500,000,000
Impairment loss recognised in profit or loss						$ 47,466
Gain of debt faclity																						70,058
Percentage of balloon payment														40.00%																										40.00%
Increase in borrowing amount									$ 8,400,000					$ 7,000,000.0																									$ 34,000,000,000	$ 30,000,000,000
Percentage of commitment fee														0.10%																										0.10%
Undrawn borrowing facilities														$ 6,900,000																										$ 29,901,000,000
Balloon payment									11,400,000																														42,866,000,000
Bancolombia, S.A. ("Bancolombia") | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings									14,300,000																														57,810,000,000
Bancolombia, S.A. ("Bancolombia") | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowings									$ 22,700,000																														$ 91,810,000,000
Bancolombia, S.A. ("Bancolombia") | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									3.27%					3.65%																									3.27%	3.65%
BAC Credomatic, S.A One
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.33%
Debt term	15 years
Impairment loss recognised in profit or loss																	$ 38,219
Secured bank loans received	$ 60,000,000
BAC Credomatic, S.A One | Above SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%
BAC Credomatic, S.A One | Interest Rate Floor
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.50%
Banco Nacional de Costa Rica, S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 8,000,000				$ 107,353,410
Debt term			15 years				25 years
Borrowings			$ 7,373,460
Impairment loss recognised in profit or loss																		$ 6,555,113
Borrowings, interest rate basis			The loan is subject to a fixed interest rate of 7.00% in the first year, 7.33% in the second year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the third year onwards
Banco Nacional de Costa Rica, S.A. | Tranche A
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			7.00%
Banco Nacional de Costa Rica, S.A. | Tranche B
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			7.33%
Banco Nacional de Costa Rica, S.A. | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			2.40%
Banco Nacional de Costa Rica, S.A. | SOFR | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							1.40%
Banco Nacional de Costa Rica, S.A. | SOFR | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.80%
BTG Pactual Colombia S.A.
Disclosure of detailed information about financial instruments [line items]
Borrowings																												$ 6,446,506	$ 25,000,000,000	$ 2,433,042	$ 10,000,000,000	$ 3,679,266	$ 15,000,000,000
Gain of debt faclity																	$ 208,799
Bridge loan borrowings													$ 15,000,000
Borrowings, interest rate basis													5.85
BTG Pactual Colombia S.A. | Tranche one | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																																					1.00%
BTG Pactual Colombia S.A. | Tranche one | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																																					4.25%
BTG Pactual Colombia S.A. | LIBOR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate										4.75%
BTG Pactual Colombia S.A. | U.S. Prime Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate											4.75%																											1.75%
BTG Pactual Colombia S.A. | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																										7.20%	7.20%	6.95%	6.95%												4.47%	4.47%
BBVA Peru
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 60,000,000
Borrowings, interest rate					8.35%
Debt term		10 months			9 months
Borrowings					$ 2,000,000
Impairment loss recognised in profit or loss																						1,651,793
Nominal rate percent					14.45%
Accrued financing costs and debt issuance costs, net		$ 46,973,443
BBVA Peru | Tranche A
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		8.50%
Accrued financing costs and debt issuance costs, net		$ 48,670,000
Percentage of balloon payment		35.00%
BBVA Peru | Tranche B
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		8.40%
Accrued financing costs and debt issuance costs, net		$ 11,330,000
ITAU Corpbanca Colombia, S.A.
Disclosure of detailed information about financial instruments [line items]
Borrowings																																									$ 10,100,000	$ 35,000,000,000
Impairment loss recognised in profit or loss																						$ 118,073
Percentage of commitment fee																																									0.50%	0.50%
Banco Promerica de Costa Rica, S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 7,000,000.0
Area of land | ft²											118,403
Debt term											15 years
Banco Davivienda Costa Rica, S.A
Disclosure of detailed information about financial instruments [line items]
Notional amount																																						$ 2,400,000
Debt term	15 years
Gain of debt faclity										$ 4,077,399